Note 9 - (Loss) / Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2025	2026
(Loss) / income:
Net (loss) / income attributable to controlling shareholders	(6,774,193)	6,843,670
Weighted average common shares – outstanding, basic	2,737,297	2,791,262
Basic (loss) / earnings per share attributable to controlling shareholders	(2.47)	2.45

Effect of dilutive shares
Dilutive effect of unvested shares	-	45,884
Weighted average common shares – outstanding, diluted	2,737,297	2,837,146
Diluted (loss) / earnings per share attributable to controlling shareholders	(2.47)	2.41